Expense Example	Jun. 30, 2025 USD ($)
AAM/HIMCO Short Duration Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 335
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	1,372
AAM/HIMCO Short Duration Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	911
Expense Example, with Redemption, 10 Years	1,998
AAM/HIMCO Short Duration Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	376
Expense Example, with Redemption, 10 Years	853
AAM/Insight Select Income Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	383
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	752
Expense Example, with Redemption, 10 Years	1,306
AAM/Insight Select Income Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,867
AAM/Insight Select Income Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 738